UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7171

Name of Fund: BlackRock Global SmallCap Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Global SmallCap Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 06/30/2007

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                                 Shares
                     Industry                                      Held   Common Stocks                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Africa
-----------------------------------------------------------------------------------------------------------------------------------
South Africa - 0.6%  Food & Staples Retailing - 0.6%            671,050   Massmart Holdings Ltd.                    $     7,802,477
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Africa - 0.6%            7,802,477
-----------------------------------------------------------------------------------------------------------------------------------
Europe
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.5%       Leisure Equipment &                        298,500   AGFA-Gevaert NV                                 6,734,882
                     Products - 0.5%
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Belgium                  6,734,882
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 1.6%       Electrical Equipment - 0.9%                219,666   Vestas Wind Systems A/S (a)                    12,307,046
                     --------------------------------------------------------------------------------------------------------------
                     Insurance - 0.7%                           114,640   TrygVesta A/S                                   9,485,251
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Denmark                 21,792,297
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 2.5%       Construction & Engineering - 1.0%          390,300   YIT Oyj                                        13,451,609
                     --------------------------------------------------------------------------------------------------------------
                     Multiline Retail - 0.5%                    156,995   Stockmann AB-B Shares                           6,864,166
                     --------------------------------------------------------------------------------------------------------------
                     Paper & Forest Products - 1.0%           1,760,400   M-real Oyj-B Shares                            13,686,434
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Finland                 34,002,209
-----------------------------------------------------------------------------------------------------------------------------------
France - 2.2%        Insurance - 0.8%                           388,120   Scor Regroupe                                  10,483,424
                     --------------------------------------------------------------------------------------------------------------
                     Leisure Equipment &                        170,432   Trigano SA                                      9,635,023
                     Products - 0.7%
                     --------------------------------------------------------------------------------------------------------------
                     Life Sciences Tools &                      106,475   Eurofins Scientific (a)                         9,553,862
                     Services - 0.7%
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in France                  29,672,309
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 1.9%       Biotechnology - 1.1%                       302,100   GPC Biotech AG (a)                              8,317,345
                                                                540,640   Paion AG (a)(d)                                 6,052,129
                                                                                                                    ---------------
                                                                                                                         14,369,474
                     --------------------------------------------------------------------------------------------------------------
                     Machinery - 0.7%                           221,300   Heidelberger Druckmaschn AG                    10,139,850
                     --------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable Fuels - 0.1%         197,700   Petrotec AG (a)                                 1,558,169
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Germany                 26,067,493
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 2.1%       Airlines - 1.5%                            434,746   Ryanair Holdings Plc (a)(d)(e)                 19,472,273
                     --------------------------------------------------------------------------------------------------------------
                     Food Products - 0.6%                     1,354,450   Greencore Group Plc                             8,236,997
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Ireland                 27,709,270
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 3.1%         Building Products - 1.0%                   543,700   Permasteelisa SpA                              13,798,950
                     --------------------------------------------------------------------------------------------------------------
                     Construction & Engineering - 0.6%          873,806   Astaldi SpA                                     8,662,304
                     --------------------------------------------------------------------------------------------------------------
                     Insurance - 0.5%                           842,600   Milano Assicurazioni SpA                        7,280,269
                     --------------------------------------------------------------------------------------------------------------
                     Real Estate Management &                   185,500   Risanamento SpA                                 1,942,746
                     Development - 0.2%
                     --------------------------------------------------------------------------------------------------------------
                     Textiles, Apparel &                        260,400   Valentino Fashion Group SpA                    10,519,104
                     Luxury Goods - 0.8%
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Italy                   42,203,373
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                                 Shares
                     Industry                                      Held   Common Stocks                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 2.9%   Commercial Services &                      525,577   Tele Atlas NV (a)                         $    11,900,413
                     Supplies - 0.9%
                     --------------------------------------------------------------------------------------------------------------
                     Food Products - 0.8%                       687,300   Koninklijke Wessanen NV CVA                    10,365,643
                     --------------------------------------------------------------------------------------------------------------
                     Life Sciences Tools & Services - 0.7%      575,600   Qiagen NV (a)                                   9,888,808
                     --------------------------------------------------------------------------------------------------------------
                     Media - 0.5%                               226,000   Endemol NV                                      7,061,462
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in the Netherlands         39,216,326
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 1.6%        Energy Equipment & Services - 1.6%         397,600   Acergy SA                                       8,487,340
                                                                868,500   ProSafe ASA                                    13,288,337
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Norway                  21,775,677
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.8%        Capital Markets - 0.4%                     276,800   D Carnegie AB                                   5,757,748
                     --------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable Fuels - 0.4%         312,400   Tanganyika Oil Co., Ltd. (a)                    5,458,097
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Sweden                  11,215,845
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 2.3%   Insurance - 0.9%                            51,362   Swiss Life Holding                             12,891,750
                     --------------------------------------------------------------------------------------------------------------
                     Life Sciences Tools & Services - 0.8%      151,700   Tecan AG (Registered)                          10,786,224
                     --------------------------------------------------------------------------------------------------------------
                     Specialty Retail - 0.6%                     82,600   Dufry Group (a)                                 7,742,369
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Switzerland             31,420,343
-----------------------------------------------------------------------------------------------------------------------------------
Turkey - 0.8%        Beverages - 0.8%                           337,100   Anadolu Efes Biracilik Ve Malt Sanayii AS      11,079,256
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Turkey                  11,079,256
-----------------------------------------------------------------------------------------------------------------------------------
United               Aerospace & Defense - 0.7%               2,471,900   QinetiQ Plc                                     9,108,434
Kingdom - 7.4%       --------------------------------------------------------------------------------------------------------------
                     Commercial Services &                      584,900   Intertek Group Plc                             10,433,750
                     Supplies - 0.8%
                     --------------------------------------------------------------------------------------------------------------
                     Food Products - 0.5%                     2,950,500   Northern Foods Plc                              7,185,083
                     --------------------------------------------------------------------------------------------------------------
                     Health Care Equipment &                  1,303,200   Gyrus Group Plc (a)                            11,623,579
                     Supplies - 1.9%                          1,777,500   SSL International Plc                          14,000,125
                                                                                                                    ---------------
                                                                                                                         25,623,704
                     --------------------------------------------------------------------------------------------------------------
                     Insurance - 1.0%                         2,361,492   Amlin Plc                                      13,174,390
                     --------------------------------------------------------------------------------------------------------------
                     Real Estate Investment Trusts              602,850   Great Portland Estates Plc                      9,205,809
                     (REITs) - 0.7%
                     --------------------------------------------------------------------------------------------------------------
                     Real Estate Management &                   133,039   Derwent Valley Holdings Plc                     5,683,682
                     Development - 0.4%
                     --------------------------------------------------------------------------------------------------------------
                     Software - 0.2%                            376,250   Surfcontrol Plc (a)                             3,516,909
                     --------------------------------------------------------------------------------------------------------------
                     Specialty Retail - 1.2%                  5,697,991   Game Group Plc                                 15,753,935
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in the United Kingdom      99,685,696
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Europe - 29.7%         402,574,976
-----------------------------------------------------------------------------------------------------------------------------------
Latin America
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.9%        Water Utilities - 0.9%                     919,000   Companhia de Saneamento de Minas Gerais        11,775,761
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Brazil                  11,775,761
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                                 Shares
                     Industry                                      Held   Common Stocks                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 1.3%        Beverages - 0.6%                         2,160,700   Embotelladoras Arca SA de CV              $     7,931,653
                     --------------------------------------------------------------------------------------------------------------
                     Construction & Engineering - 0.7%        2,584,000   Empresas ICA Sociedad Controladora,
                                                                          SA de CV (a)                                    9,977,132
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Mexico                  17,908,785
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Latin
                                                                          America - 2.2%                                 29,684,546
-----------------------------------------------------------------------------------------------------------------------------------
Middle East
-----------------------------------------------------------------------------------------------------------------------------------
Israel - 0.9%        Food Products - 0.9%                     1,394,800   Frutarom                                       11,455,608
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in the Middle
                                                                          East - 0.9%                                     11,455,608
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.8%       Capital Markets - 0.6%                     160,700   Lazard Ltd. Class A                             8,063,926
                     --------------------------------------------------------------------------------------------------------------
                     Food Products - 0.2%                     2,804,400   Celestial Nutrifoods Ltd. (a)                   2,902,091
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Bermuda                 10,966,017
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 4.4%        Biotechnology - 0.7%                     2,585,700   Diagnocure, Inc. (a)(g)                         9,070,667
                     --------------------------------------------------------------------------------------------------------------
                     Energy Equipment & Services - 0.6%         422,400   North American Energy Parnters, Inc. (a)        8,908,416
                     --------------------------------------------------------------------------------------------------------------
                     Media - 0.5%                               335,300   Cinram International Income Fund                7,042,897
                     --------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 1.6%                     234,200   Agnico-Eagle Mines Ltd.                         8,295,364
                                                                351,100   Aur Resources, Inc.                             7,389,978
                                                              1,066,200   Eldorado Gold Corp. (a)                         6,233,738
                                                                                                                    ---------------
                                                                                                                         21,919,080
                     --------------------------------------------------------------------------------------------------------------
                     Pharmaceuticals - 0.3%                     767,100   Labopharm, Inc. (a)                             4,378,683
                     --------------------------------------------------------------------------------------------------------------
                     Software - 0.7%                            226,725   Cognos, Inc. (a)                                8,930,698
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Canada                  60,250,441
-----------------------------------------------------------------------------------------------------------------------------------
United               Auto Components - 0.5%                     291,800   LKQ Corp. (a)                                   6,378,748
States - 38.8%       --------------------------------------------------------------------------------------------------------------
                     Beverages - 0.8%                           279,900   Hansen Natural Corp. (a)(d)                    10,599,813
                     --------------------------------------------------------------------------------------------------------------
                     Biotechnology - 3.3%                       239,000   Alexion Pharmaceuticals, Inc. (a)(d)           10,334,360
                                                                885,325   BioMarin Pharmaceuticals, Inc. (a)(d)          15,280,709
                                                                235,650   Digene Corp. (a)                                9,993,917
                                                                356,700   Pharmion Corp. (a)                              9,377,643
                                                                                                                    ---------------
                                                                                                                         44,986,629
                     --------------------------------------------------------------------------------------------------------------
                     Capital Markets - 1.1%                     422,600   Knight Capital Group, Inc. Class A (a)          6,693,984
                                                                181,085   Stifel Financial Corp. (a)(d)                   8,022,066
                                                                                                                    ---------------
                                                                                                                         14,716,050
                     --------------------------------------------------------------------------------------------------------------
                     Chemicals - 1.0%                           285,000   Celanese Corp. Series A                         8,789,400
                                                                 95,600   Cytec Industries, Inc.                          5,376,544
                                                                                                                    ---------------
                                                                                                                         14,165,944
                     --------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 0.2%                     96,200   Irwin Financial Corp.                           1,793,168
                                                                 39,176   Sterling Financial Corp.                        1,221,899
                                                                                                                    ---------------
                                                                                                                          3,015,067
                     --------------------------------------------------------------------------------------------------------------

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                                 Shares
                     Industry                                      Held   Common Stocks                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                     Commercial Services &                      444,250   Covanta Holding Corp. (a)                 $     9,853,465
                     Supplies - 1.6%                            360,500   FTI Consulting, Inc. (a)(d)                    12,109,195
                                                                                                                    ---------------
                                                                                                                         21,962,660
                     --------------------------------------------------------------------------------------------------------------
                     Communications Equipment - 0.5%            100,000   F5 Networks, Inc. (a)                           6,668,000
                     --------------------------------------------------------------------------------------------------------------
                     Computers & Peripherals - 1.7%             446,450   Emulex Corp. (a)                                8,165,571
                                                                266,300   QLogic Corp. (a)                                4,527,100
                                                                247,001   Stratasys, Inc. (a)(d)                         10,551,883
                                                                                                                    ---------------
                                                                                                                         23,244,554
                     --------------------------------------------------------------------------------------------------------------
                     Construction & Engineering - 0.8%          347,800   The Shaw Group, Inc. (a)(d)                    10,875,706
                     --------------------------------------------------------------------------------------------------------------
                     Containers & Packaging - 0.7%              405,200   Packaging Corp. of America                      9,886,880
                     --------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 1.7%                  509,700   Cleco Corp.                                    13,165,551
                                                                283,800   Northeast Utilities, Inc.                       9,300,126
                                                                                                                    ---------------
                                                                                                                         22,465,677
                     --------------------------------------------------------------------------------------------------------------
                     Electronic Equipment &                     255,500   Mercury Computer Systems, Inc. (a)              3,543,785
                     Instruments - 0.3%
                     --------------------------------------------------------------------------------------------------------------
                     Energy Equipment & Services - 2.2%         240,200   Dresser-Rand Group, Inc. (a)                    7,316,492
                                                                499,100   Hanover Compressor Co. (a)(d)                  11,104,975
                                                                853,200   Input/Output, Inc. (a)                         11,757,096
                                                                                                                    ---------------
                                                                                                                         30,178,563
                     --------------------------------------------------------------------------------------------------------------
                     Health Care Equipment &                    288,350   Inverness Medical Innovations, Inc. (a)        12,623,963
                     Supplies - 0.9%
                     --------------------------------------------------------------------------------------------------------------
                     Hotels, Restaurants &                      259,875   The Cheesecake Factory, Inc. (a)(d)             6,925,669
                     Leisure - 0.9%                              78,350   Panera Bread Co. Class A (a)(d)                 4,627,351
                                                                                                                    ---------------
                                                                                                                         11,553,020
                     --------------------------------------------------------------------------------------------------------------
                     Independent Power Producers &            1,507,700   Dynegy, Inc. Class A (a)                       13,961,302
                     Energy Traders - 1.0%
                     --------------------------------------------------------------------------------------------------------------
                     Internet Software & Services - 1.3%        164,900   Digital River, Inc. (a)                         9,110,725
                                                              1,473,750   SupportSoft, Inc. (a)                           8,311,950
                                                                                                                    ---------------
                                                                                                                         17,422,675
                     --------------------------------------------------------------------------------------------------------------
                     Leisure Equipment &                        496,700   Oakley, Inc.                                   10,003,538
                     Products - 0.7%
                     --------------------------------------------------------------------------------------------------------------
                     Machinery - 0.5%                           147,400   Nordson Corp.                                   6,848,204
                     --------------------------------------------------------------------------------------------------------------
                     Media - 0.9%                               193,600   Marvel Entertainment, Inc. (a)(d)               5,372,400
                                                                341,400   Regal Entertainment Group Series A              6,783,618
                                                                                                                    ---------------
                                                                                                                         12,156,018
                     --------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 1.1%                     234,500   Cleveland-Cliffs, Inc. (d)                     15,010,345
                     --------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable                       45,800   Penn Virginia Corp.                             3,361,720
                     Fuels - 0.8%                               410,100   Venoco, Inc. (a)                                7,324,386
                                                                                                                    ---------------
                                                                                                                         10,686,106
                     --------------------------------------------------------------------------------------------------------------

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                                 Shares
                     Industry                                      Held   Common Stocks                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                     Paper & Forest Products - 0.3%             515,200   Domtar Corp. (a)                          $     4,690,127
                     --------------------------------------------------------------------------------------------------------------
                     Real Estate Investment Trusts              538,900   Ashford Hospitality Trust, Inc.                 6,434,466
                     (REITs) - 1.5%                             536,800   DiamondRock Hospitality Co.                    10,199,200
                                                                 84,600   Tanger Factory Outlet Centers, Inc.             3,416,994
                                                                                                                    ---------------
                                                                                                                         20,050,660
                     --------------------------------------------------------------------------------------------------------------
                     Semiconductors & Semiconductor             673,450   Integrated Device Technology, Inc. (a)         10,384,599
                     Equipment - 3.5%                           302,700   Intersil Corp. Class A                          8,018,523
                                                                532,900   Microsemi Corp. (a)(d)                         11,089,649
                                                              1,119,460   MoSys, Inc. (a)                                 9,403,464
                                                                375,200   Power Integrations, Inc. (a)(d)                 8,498,280
                                                                                                                    ---------------
                                                                                                                         47,394,515
                     --------------------------------------------------------------------------------------------------------------
                     Software - 3.4%                            386,117   Activision, Inc. (a)(d)                         7,313,056
                                                                 92,632   Aladdin Knowledge Systems Ltd. (a)              1,599,755
                                                                 30,900   Glu Mobile, Inc. (a)                              309,000
                                                                 65,100   Hyperion Solutions Corp. (a)                    3,374,133
                                                                600,300   Informatica Corp. (a)(d)                        8,062,029
                                                                103,650   NAVTEQ Corp. (a)(d)                             3,575,925
                                                                979,800   Novell, Inc. (a)(d)                             7,074,156
                                                                454,025   Sybase, Inc. (a)(d)                            11,477,752
                                                                300,500   TIBCO Software, Inc. (a)                        2,560,260
                                                                                                                    ---------------
                                                                                                                         45,346,066
                     --------------------------------------------------------------------------------------------------------------
                     Specialty Retail - 2.5%                    110,650   Abercrombie & Fitch Co. Class A                 8,373,992
                                                                 99,900   GameStop Corp. Class A (a)                      3,253,743
                                                                183,050   Guitar Center, Inc. (a)                         8,259,216
                                                                498,950   Urban Outfitters, Inc. (a)                     13,227,165
                                                                                                                    ---------------
                                                                                                                         33,114,116
                     --------------------------------------------------------------------------------------------------------------
                     Textiles, Apparel &                         93,050   Polo Ralph Lauren Corp. (d)                     8,202,358
                     Luxury Goods - 0.6%
                     --------------------------------------------------------------------------------------------------------------
                     Trading Companies &                        481,400   Interline Brands, Inc. (a)                     10,552,288
                     Distributors - 1.8%                        532,400   UAP Holding Corp.                              13,762,540
                                                                                                                    ---------------
                                                                                                                         24,314,828
                     --------------------------------------------------------------------------------------------------------------
                     Wireless Telecommunication                 293,600   SBA Communications Corp. Class A (a)            8,675,880
                     Services - 0.7%
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in the United States      524,741,797
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in North
                                                                          America - 44.0%                               595,958,255
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 3.5%     Beverages - 0.8%                         1,439,400   Lion Nathan Ltd.                               10,295,238
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                                 Shares
                     Industry                                      Held   Common Stocks                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                     Health Care Equipment &                    276,200   Cochlear Ltd.                             $    14,463,213
                     Supplies - 1.1%
                     --------------------------------------------------------------------------------------------------------------
                     Independent Power Producers & Energy       815,900   Energy Developments Ltd.                        3,214,908
                     Traders - 0.2%
                     --------------------------------------------------------------------------------------------------------------
                     Paper & Forest Products - 0.8%           3,185,371   PaperlinX Ltd.                                 10,747,282
                     --------------------------------------------------------------------------------------------------------------
                     Real Estate Investment Trusts            4,584,236   CFS Retail Property Trust                       8,234,222
                     (REITs) - 0.6%
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Australia               46,954,863
-----------------------------------------------------------------------------------------------------------------------------------
China - 0.8%         Transportation Infrastructure - 0.8%    18,299,500   Shenzhen Expressway Co. Ltd.                   11,499,398
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in China                   11,499,398
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 2.0%     Chemicals - 0.7%                        16,803,000   Sinofert Holdings Ltd.                          9,290,198
                     --------------------------------------------------------------------------------------------------------------
                     Gas Utilities - 0.6%                    39,259,400   China Gas Holdings Ltd.                         8,792,980
                     --------------------------------------------------------------------------------------------------------------
                     Hotels, Restaurants & Leisure - 0.4%     1,475,300   FU JI Food and Catering Services
                                                                          Holdings Ltd.                                   4,635,389
                     --------------------------------------------------------------------------------------------------------------
                     Media - 0.3%                             3,866,000   Clear Media Ltd. (a)                            4,200,722
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Hong Kong               26,919,289
-----------------------------------------------------------------------------------------------------------------------------------
India - 1.1%         IT Services - 0.6%                         797,818   Satyam Computer Services Ltd.                   8,633,468
                     --------------------------------------------------------------------------------------------------------------
                     Multiline Retail - 0.5%                    731,330   Pantaloon Retail India Ltd.                     6,608,302
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in India                   15,241,770
-----------------------------------------------------------------------------------------------------------------------------------
Indonesia - 0.3%     Media - 0.3%                            38,109,600   Surya Citra Media Tbk PT                        3,967,575
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Indonesia                3,967,575
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 9.7%         Auto Components - 0.5%                     493,600   Koito Manufacturing Co. Ltd.                    6,777,366
                     --------------------------------------------------------------------------------------------------------------
                     Chemicals - 1.4%                           847,900   Air Water Inc.                                 10,411,671
                                                                 72,000   Nippon Sanso Corp.                                650,102
                                                              1,086,000   Sumitomo Bakelite Co., Ltd.                     7,851,935
                                                                                                                    ---------------
                                                                                                                         18,913,708
                     --------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 0.6%                    713,200   The Bank of Kyoto Ltd.                          8,188,727
                     --------------------------------------------------------------------------------------------------------------
                     Commercial Services &                          940   Intelligence Ltd.                               2,728,106
                     Supplies - 0.9%                            282,300   Meitec Corp.                                    9,103,360
                                                                                                                    ---------------
                                                                                                                         11,831,466
                     --------------------------------------------------------------------------------------------------------------
                     Household Durables - 0.5%                  391,200   Alpine Electronics                              7,037,882
                     --------------------------------------------------------------------------------------------------------------
                     Insurance - 0.9%                         1,752,100   Aioi Insurance Co., Ltd.                       12,221,879
                     --------------------------------------------------------------------------------------------------------------
                     Leisure Equipment & Products - 0.3%        229,800   Namco Bandai Holdings, Inc.                     3,586,237
                     --------------------------------------------------------------------------------------------------------------
                     Machinery - 1.8%                           448,600   Komori Corp.                                   10,449,822
                                                                561,000   Nippon Thompson Co., Ltd.                       5,193,915
                                                              1,257,000   Takuma Co., Ltd.                                8,522,938
                                                                                                                    ---------------
                                                                                                                         24,166,675
                     --------------------------------------------------------------------------------------------------------------
                     Media - 0.5%                                 9,035   Jupiter Telecommunications Co., Ltd. (a)        7,559,835
                     --------------------------------------------------------------------------------------------------------------
                     Multiline Retail - 0.3%                    180,800   Don Quijote Co. Ltd.                            3,544,196
                     --------------------------------------------------------------------------------------------------------------

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                                 Shares
                     Industry                                      Held   Common Stocks                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                     Real Estate Management &                   989,935   Tokyu Land Corp.                          $    11,282,100
                     Development - 0.8%
                     --------------------------------------------------------------------------------------------------------------
                     Software - 0.2%                            232,200   Capcom Co., Ltd.                                3,334,033
                     --------------------------------------------------------------------------------------------------------------
                     Specialty Retail - 1.0%                     70,250   Point, Inc.                                     4,465,143
                                                                 92,630   Yamada Denki Co., Ltd.                          8,631,003
                                                                                                                    ---------------
                                                                                                                         13,096,146
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Japan                  131,540,250
-----------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.8%      Airlines - 0.8%                         21,567,600   AirAsia Bhd (a)                                11,041,114
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Malaysia                11,041,114
-----------------------------------------------------------------------------------------------------------------------------------
Philippines - 0.6%   Commercial Banks - 0.6%                  5,818,320   Bank of the Philippine Islands                  7,898,445
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in the Philippines          7,898,445
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.8%     Health Care Providers &                  5,138,810   Parkway Holdings Ltd.                          11,109,842
                     Services - 0.8%
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Singapore               11,109,842
-----------------------------------------------------------------------------------------------------------------------------------
South Korea - 2.1%   Chemicals - 0.8%                           119,700   Honam Petrochemical Corp.                      10,369,420
                     --------------------------------------------------------------------------------------------------------------
                     Hotels, Restaurants & Leisure - 0.4%       327,090   Kangwon Land, Inc.                              6,136,414
                     --------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 0.2%                      86,040   Dongkuk Steel Mill Co. Ltd.                     2,377,806
                     --------------------------------------------------------------------------------------------------------------
                     Pharmaceuticals - 0.7%                     115,698   Dong-A Pharmaceutical Co. Ltd.                  8,977,459
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in South Korea             27,861,099
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in the Pacific
                                                                          Basin - 21.7%                                 294,033,645
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks
                                                                          (Cost - $1,026,040,615) - 99.1%             1,341,509,507
-----------------------------------------------------------------------------------------------------------------------------------

                                                             Beneficial
                                                               Interest   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                           $  3,510,888   BlackRock,Liquidity Series, LLC
                                                                          Cash Sweep Series, 5.26% (b)(c)                 3,510,888
                     --------------------------------------------------------------------------------------------------------------
                                                            133,484,400   BlackRock Liquidity Series, LLC
                                                                          Money Market Series, 5.33% (b)(c)(f)          133,484,400
                     --------------------------------------------------------------------------------------------------------------
                                                                          Total Short-Term Securities
                                                                          (Cost - $136,995,288) - 10.1%                 136,995,288
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Investments
                                                                          (Cost - $1,163,035,903*) - 109.2%           1,478,504,795

                                                                          Liabilities in Excess of Other
                                                                          Assets - (9.2%)                              (124,903,523)
                                                                                                                    ---------------
                                                                          Net Assets - 100.0%                       $ 1,353,601,272
                                                                                                                    ===============

* The cost and unrealized appreciation (depreciation) of investments, as of March 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 1,170,941,087
                                                                ===============
      Gross unrealized appreciation                             $   320,853,803
      Gross unrealized depreciation                                 (13,290,095)
                                                                ---------------
      Net unrealized appreciation                               $   307,563,708
                                                                ===============

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                        Net             Interest
      Affiliate                                      Activity            Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                        $  (52,766,823)       $871,930
      BlackRock Liquidity Series, LLC
         Money Market Series                      $   54,601,540        $167,873
      --------------------------------------------------------------------------

(c)   Represents the current yield as of March 31, 2007.
(d)   Security, or a portion of security, is on loan.
(e)   Depositary receipts.
(f)   Security was purchased with the cash proceeds from securities loans.
(g) Investments in companies (whereby the Fund held 5% or more of the companies outstanding securities) that are considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                             Purchase         Sales       Realized      Dividend
      Affiliate                Cost           Cost         Losses       Income
      --------------------------------------------------------------------------
      DiagnoCure, Inc.      $1,258,681     $ 155,853     $ (44,304)        +
      --------------------------------------------------------------------------

+     Non-income producing security.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Forward foreign exchange contracts as of March 31, 2007 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
      Foreign Currency                        Settlement           Appreciation
      Purchased                                  Date             (Depreciation)
      --------------------------------------------------------------------------
      JPY      51,968,047                     April 2007              $    757
      NOK       7,091,865                     April 2007                (2,323)
      SEK       6,252,103                     April 2007                 2,732
      SGD         279,856                     April 2007                    27
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward
      Foreign Exchange Contracts - Net
      (USD Commitment - $2,686,940)                                   $  1,193
                                                                      ========

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

o     Forward foreign exchange contracts as of March 31, 2007 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
      Foreign Currency                         Settlement          Appreciation
      Sold                                        Date            (Depreciation)
      --------------------------------------------------------------------------
      CAD             277,832                  April 2007            $ (1,182)
      EUR             169,490                  April 2007                (829)
      JPY         398,886,573                  April 2007              28,734
      ZAR           1,831,080                  April 2007                 498
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward
      Foreign Exchange Contracts - Net
      (USD Commitment - $4,133,273)                                  $ 27,221
                                                                     ========

o     Currency Abbreviations:

      CAD      Canadian Dollar
      EUR      Euro
      JPY      Japanese Yen
      NOK      Norwegian Krone
      SEK      Swedish Krona
      SGD      Singapore Dollar
      USD      U.S. Dollar
      ZAR      South African Rand

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global SmallCap Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Global SmallCap Fund, Inc.

Date: May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Global SmallCap Fund, Inc.

Date: May 21, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Global SmallCap Fund, Inc.

Date: May 21, 2007